Long-term Debt (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long term debt	$ 1,800,000	$ 2,724,394	$ 3,400,502
Less current portion	1,231,000	1,235,338	676,196
Long-term portion	569,000	1,489,056	2,724,306
Various equipment notes payable to banks
Debt Instrument [Line Items]
Long term debt	163,000	269,849	400,502
Various equipment notes payable to banks | Minimum
Debt Instrument [Line Items]
Monthly installments amount	$ 1,000	$ 542	$ 542
Debt interest rate	6.255%	6.255%	6.255%
Various equipment notes payable to banks | Maximum
Debt Instrument [Line Items]
Monthly installments amount	$ 2,000	$ 1,848	$ 1,848
Debt interest rate	12.18%	12.18%	12.18%
Note payable to bank
Debt Instrument [Line Items]
Long term debt	$ 1,637,000	$ 2,454,000	$ 3,000,000
Monthly installments amount	$ 91,000	$ 90,909	$ 90,909
Prime rate interest	6.00%	6.00%	6.00%
Note payable to bank | Prime Rate
Debt Instrument [Line Items]
Variable rate of debt	1.00%	1.00%	1.00%